Contract Liabilities - Schedule of Details of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities	$ 303,222	$ 330,085	$ 324,059
Current	60,644	55,014
Non-current	242,578	275,071
JSC service
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities	$ 303,222	$ 330,085